UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Teleos Management, L.L.C.
           --------------------------------------------------
Address:   55 Railroad Avenue, 2nd Floor
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28- 7608
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Gressel
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     203-629-6565
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /S/ Daniel Gressel            Greenwich, Connecticut       8/  /99
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:             38
                                               -------------

Form 13F Information Table Value Total:            $83360
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.      NONE
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

                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ADVANCED FIBRE COMMUNICATIONS     COM            00754A105     468     30000  SH       SOLE                  30000
-----------------------------------------------------------------------------------------------------------------------------------
ALPINE GROUP INC                  COM            020825105    6601    411000  SH       SOLE                 411000
-----------------------------------------------------------------------------------------------------------------------------------
AMC ENTMT INC                     COM            001669100     752     39100  SH       SOLE                  39100
-----------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                         COM            031162100     249      4100  SH       SOLE                   4100
-----------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION       COM            060505104     255      3480  SH       SOLE                   3480
-----------------------------------------------------------------------------------------------------------------------------------
BARR LABS INC                     COM            068306109     267      6700  SH       SOLE                   6700
-----------------------------------------------------------------------------------------------------------------------------------
BARRICK GOLD CORP                 COM            067901108     968     50000  SH       SOLE                  50000
-----------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC DEL        CL A           084670108     275         4  SH       SOLE                      4
-----------------------------------------------------------------------------------------------------------------------------------
BUSINESS OBJECTS S A        SPONSORED ADR        12328X107     547     15000  SH       SOLE                  15000
-----------------------------------------------------------------------------------------------------------------------------------
CASH AMER INTL INC                COM            14754D100   14069   1092800  SH       SOLE                1092800
-----------------------------------------------------------------------------------------------------------------------------------
CRW FINL INC                      COM            126276104    1248    243600  SH       SOLE                 243600
-----------------------------------------------------------------------------------------------------------------------------------
DATA GEN CORP COM                 COM            237688106    1456    100000  SH       SOLE                 100000
-----------------------------------------------------------------------------------------------------------------------------------
EXCALIBUR TECHNOLOGIES CORP       COM            300651205     552     38800  SH       SOLE                  38800
-----------------------------------------------------------------------------------------------------------------------------------


FOX ENTMT GROUP INC               CL A           35138T107     215      8000  SH       SOLE                   8000
-----------------------------------------------------------------------------------------------------------------------------------
HARBINGER CORP                    COM            41145C103     185     14800  SH       SOLE                  14800
-----------------------------------------------------------------------------------------------------------------------------------
HYPERION SOLUTIONS CORP           CALLS          44914M1KV     406     22800  SH  CALL SOLE                  22800
-----------------------------------------------------------------------------------------------------------------------------------
INTEL CORP COM                    CALLS          4581400GL    2975     50000  SH  CALL SOLE                  50000
-----------------------------------------------------------------------------------------------------------------------------------
KEYCORP NEW                       COM            493267108    2248     70000  SH       SOLE                  70000
-----------------------------------------------------------------------------------------------------------------------------------
KTI INC                           COM NEW        482689205     242     17000  SH       SOLE                  17000
-----------------------------------------------------------------------------------------------------------------------------------
KULICKE & SOFFA INDS INC          COM            501242101    2279     85000  SH       SOLE                  85000
-----------------------------------------------------------------------------------------------------------------------------------
MCI WORLDCOM INC COM              PUTS           55268BWSR    4303     50000  SH  PUT  SOLE                  50000
-----------------------------------------------------------------------------------------------------------------------------------
MICRO WHSE INC                    COM            59501B105    1092     61100  SH       SOLE                  61100
-----------------------------------------------------------------------------------------------------------------------------------
NETWORK EVENT THEATER INC         COM            640924106     167     10000  SH       SOLE                  10000
-----------------------------------------------------------------------------------------------------------------------------------
NEWBRIDGE NETWORKS CORP           COM            650901101    2875    100000  SH       SOLE                  100000
-----------------------------------------------------------------------------------------------------------------------------------
NEWMONT MINING CORP               COM            651639106     993     50000  SH       SOLE                   50000
-----------------------------------------------------------------------------------------------------------------------------------
NORTHWEST AIRLINES CORP           CL A           667280101    2275     70000  SH       SOLE                   70000
-----------------------------------------------------------------------------------------------------------------------------------
PAINE WEBBER GROUP INC            CALLS          6956290GH    1870     40000  SH  CALL SOLE                   40000
-----------------------------------------------------------------------------------------------------------------------------------
PE CORP                        CELERA GEN GRP    69332S201    1214     75000  SH       SOLE                   75000
-----------------------------------------------------------------------------------------------------------------------------------
PROTEIN DESIGN LABS INC           COM            74369L103    2218    100000  SH       SOLE                  100000
-----------------------------------------------------------------------------------------------------------------------------------
PROTEIN DESIGN LABS INC           CALLS          74369L0HC     266     12000  SH  CALL SOLE                   12000
-----------------------------------------------------------------------------------------------------------------------------------
REYNOLDS METALS CO                CALLS          7617630GL    2950     50000  SH  CALL SOLE                   50000
-----------------------------------------------------------------------------------------------------------------------------------
SPDR TR                           UNIT SER 1     78462F103   17492    127680  SH       SOLE                  127680
-----------------------------------------------------------------------------------------------------------------------------------
SEAGATE TECHNOLOGY                COM            811804103   3332     130040  SH       SOLE                  130040
-----------------------------------------------------------------------------------------------------------------------------------
STANDARD PRODS CO                 COM            853836104    768      30000  SH       SOLE                   30000
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RENAL CARE HLDGS INC        COM            89151A107   1556     100000  SH       SOLE                  100000
-----------------------------------------------------------------------------------------------------------------------------------
UNION CARBIDE CORP COM            CALLS          9055810GK   2925      60000  SH  CALL SOLE                   60000
-----------------------------------------------------------------------------------------------------------------------------------
UNIQUE CASUAL RESTAURANTS INC     COM            90915K100    527     159100  SH       SOLE                  159100
-----------------------------------------------------------------------------------------------------------------------------------
WOLVERINE WORLD WIDE INC          CALLS          9780970IB    280      20000  SH  CALL SOLE                   20000
-----------------------------------------------------------------------------------------------------------------------------------